Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
3.	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Ships	$5,601,375	$5,314,651
Ships under construction	376,007	184,498
Land	1,009	1,009
Other	233,235	202,928

	6,211,626	5,703,086
Less: accumulated depreciation and amortization	(1,251,484)	(1,062,993)

Total	$4,960,142	$4,640,093

Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $189.5 million, $184.0 million and $170.2 million, respectively. Repairs and maintenance expenses including Dry-docking expenses were $44.7 million, $64.7 million and $60.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Ships under construction include progress payments to the shipyard, planning and design fees, loan interest and commitment fees and other associated costs. Interest costs associated with the construction of ships that were capitalized during the construction period amounted to $22.1 million, $16.7 million and $8.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.